Capitalized Software Development Costs, Net	12 Months Ended
Dec. 31, 2019
Accounting Policies [Abstract]
Research, Development, and Computer Software, Policy [Policy Text Block]

NOTE 6:- CAPITALIZED SOFTWARE DEVELOPMENT COSTS, NET

The changes in capitalized software development costs for the years ended December 31, 2018 and 2019 were as follows:

	Year ended December 31,
	2018	2019

Balance at the beginning of the year	$23,761	$22,434

Capitalization	5,160	5,665
Amortization	(4,859)	(5,668)
Functional currency translation adjustments	(1,628)	1,522

Balance at year end	$22,434	$23,953

Amortization of capitalized software development costs for 2017, 2018 and 2019, was $4,824, $4,859 and $5,668, respectively. Amortization expense is included in cost of revenues.